STOCK-BASED COMPENSATION - Weighted-average Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average assumptions
Expected dividend yield	0.00%	0.00%
Stock Incentive Plan 2017 | Stock Options
Weighted average assumptions
Risk-free interest rate, minimum	1.59%	0.15%	1.60%
Risk-free interest rate, maximum	2.92%	2.92%	2.92%
Expected volatility, minimum	72.29%	72.29%	72.29%
Expected volatility, maximum	78.16%	82.52%	78.16%
Expected dividend yield	0.00%	0.00%	0.00%
Stock Incentive Plan 2017 | Stock Options | Minimum
Weighted average assumptions
Expected life (years)	4 years 11 months 4 days	4 years 11 months 4 days	4 years 11 months 4 days
Stock Incentive Plan 2017 | Stock Options | Maximum
Weighted average assumptions
Expected life (years)	6 years 25 days	6 years 25 days	6 years 25 days